Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of maturity analysis of operating lease payments

	2025	2025	2024
	US$	HK$	HK$

Lease liabilities payable:

Within one year	4,045,398	31,486,548	38,148,743
Within a period of more than one year but not more than 5 years	3,670,053	28,565,127	36,268,295

	7,715,451	60,051,675	74,417,038

Less: portion classified as current liabilities	(4,045,398)	(31,486,548)	(38,148,743)

Non-current liabilities	3,670,053	28,565,127	36,268,295

Schedule of lease obligation

Lease obligations that are denominated in currencies other than the functional currencies of the relevant group entities are set out below:

New Taiwan Dollar
HK$

As at December 31, 2025	-

As at December 31, 2024	7,295